NOTES PAYABLE (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Jan. 15, 2017	Dec. 31, 2016
Principal			$ 0	$ 2,000,000	$ 500,000	$ 500,000
Accretion expense	$ 134,251	$ 0	$ 1,937,308	$ 0
Convertible Debt [Member]
Principal	2,965,971
Beneficial conversion	368,936
Anti-dilution	1,042,632
Fair value of debt	1,554,403
Accretion expense	134,251
Interest	3,533
Convertible Notes Payable, Noncurrent	$ 1,692,187